ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2013
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
Schedule of Acquired Intangible Assets, Net

Acquired intangible assets, net, consist of the following:

	As of December 31,
	2012				2013
	Gross			Net	Gross			Net
	carrying	Accumulated	Accumulated	carrying	carrying	Accumulated	Accumulated	carrying
	amount	amortization	Impairment(1)	amount	amount	amortization	Impairment(1)	amount

TV program license	$6,192	$(1,850)	$(4,342)	$-	$6,372	$(1,903)	$(4,469)	$-
Audio-vision programming and broadcasting qualification	223	(38)	(185)	-	229	(39)	(190)	-
Customer relationships	1,509	(1,447)	(62)	-	1,553	(1,490)	(63)	-
Contract backlog	1,977	(1,946)	(31)	-	2,035	(2,003)	(32)	-
Concession agreements	16,138	(9,508)	(5,109)	1,521	17,337	(10,633)	(5,258)	1,446
Non-compete agreements	189	(179)	(10)	-	194	(184)	(10)	-
	$26,228	$(14,968)	$(9,739)	$1,521	$27,720	$(16,252)	$(10,022)	$1,446

(1)	The Group incurred impairment losses of $656, $9,583 and nil on finite-lived intangible assets the years ended December 31, 2011, 2012 and 2013, respectively. As the actual and expected sales and profits were below previously forecasted figures for fire station, air travel and outdoor advertising media, the carrying amounts of the finite-lived intangible assets exceeded the estimated future discounted cash flows associated with such assets. Accordingly, the amount of impairment expense recognized is equal to this excess.